Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money market funds		$ 583,460,070	$ 575,031,742
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 1,804,063	1,293,750	8,912,500
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money market funds
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities	1,422,330	1,020,000	7,026,670
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money market funds
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities